                         NATIONS SEPARATE ACCOUNT TRUST
                        NATIONS HIGH YIELD BOND PORTFOLIO
                                (THE "PORTFOLIO")

                        SUPPLEMENT DATED FEBRUARY 6, 2006
                      TO THE PROSPECTUSES DATED MAY 1, 2005

         Effectively immediately, the prospectuses for the Portfolio are hereby supplemented by changing all references to the Portfolio's investment sub-adviser to reflect the following:

         o J. Matthew Philo is the sole portfolio manager responsible for making the day-to-day investment decisions for Nations High Yield Bond Portfolio.

         Accordingly, the prospectuses for the Portfolio are hereby also supplemented by removing all references to Donald E. Morgan throughout the prospectuses.

                         NATIONS SEPARATE ACCOUNT TRUST
                        NATIONS HIGH YIELD BOND PORTFOLIO
                                (THE "PORTFOLIO")

                        SUPPLEMENT DATED FEBRUARY 6, 2006
          TO THE STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 2005


         Effectively immediately, the statement of additional information for the Portfolio is hereby supplemented by changing all references to the Portfolio's investment sub-adviser to reflect the following:

         o J. Matthew Philo is the sole portfolio manager responsible for making the day-to-day investment decisions for Nations High Yield Bond Portfolio.

         Accordingly, the statement of additional information for the Portfolio is also hereby supplemented by removing all references to Donald E. Morgan throughout the statement of additional information.